Income taxes, Unrecognized Deductible Temporary Differences, Unused Tax Losses and Unused Tax Credits (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Unrecognized deductible temporary differences, unused tax losses and unused tax credits [Abstract]
Deductible temporary differences for which no deferred tax asset is recognised	SFr 352,433	SFr 318,742	SFr 267,302
Tax losses split by expiry date [Abstract]
Unrecorded tax loss carryforwards	343,589	312,972	264,089
Increase (decrease) in tax losses available for offset against future taxable profits	45,800
Tax losses expired during the period	15,200
December 31, 2024
Tax losses split by expiry date [Abstract]
Unrecorded tax loss carryforwards	0	15,231	15,231
December 31, 2025
Tax losses split by expiry date [Abstract]
Unrecorded tax loss carryforwards	48,894	48,894	48,894
December 31, 2026
Tax losses split by expiry date [Abstract]
Unrecorded tax loss carryforwards	0	0	0
December 31, 2027
Tax losses split by expiry date [Abstract]
Unrecorded tax loss carryforwards	57,824	57,824	57,824
December 31, 2028
Tax losses split by expiry date [Abstract]
Unrecorded tax loss carryforwards	75,204	75,204	75,204
December 31, 2029
Tax losses split by expiry date [Abstract]
Unrecorded tax loss carryforwards	66,936	66,936	66,936
December 31, 2030
Tax losses split by expiry date [Abstract]
Unrecorded tax loss carryforwards	48,883	48,883	0
December 31, 2031
Tax losses split by expiry date [Abstract]
Unrecorded tax loss carryforwards	45,848	0	0
Tax Losses
Unrecognized deductible temporary differences, unused tax losses and unused tax credits [Abstract]
Deductible temporary differences for which no deferred tax asset is recognised	343,589	312,972	264,089
Retirement benefit plan
Unrecognized deductible temporary differences, unused tax losses and unused tax credits [Abstract]
Deductible temporary differences for which no deferred tax asset is recognised	SFr 8,844	SFr 5,770	SFr 3,213